RELATED PARTY TRANSACTIONS CASH COMMITMENT IN CONNECTION WITH THE OPERATIONS OF STEVIA TECHNEW (Details) (USD $)	Mar. 31, 2013	Jul. 05, 2012
RELATED PARTY TRANSACTIONS CASH COMMITMENT IN CONNECTION WITH THE OPERATIONS OF STEVIA TECHNEW
Percentage Owned By Stevia Asia 1		70.00%
Percentage Owned By Technew 1		30.00%
Contribution per month related party		$ 2,000,000
Total contribution related party	$ 230,000	$ 2,000,000